Annual Fund Operating Expenses - Beck, Mack & Oliver Partners Fund	Aug. 01, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2027
Beck, Mack & Oliver Partners Fund Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.55%
Expenses (as a percentage of Assets)	1.55%
Fee Waiver or Reimbursement	(0.55%)	[1]
Net Expenses (as a percentage of Assets)	1.00%

[1]	Beck Mack + Oliver (the “Adviser” or “BM+O”) has contractually agreed to waive its fee and/or reimburse Fund expenses to limit the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, and extraordinary expenses) to 1.00% through at least July 31, 2027 (the “Expense Cap”). The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees.